Risk Management Activities - Net Risk Management Assets and Liabilities (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Mar. 31, 2017 CAD	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount	CAD 690
Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	762			CAD 920
Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	52
Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				(16)
Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				744
Commodity risk management | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	728
Commodity risk management | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	81			70
Commodity risk management | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	647			674
Commodity risk management | Not designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				(25)
Commodity risk management | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7
Commodity risk management | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11			(9)
Commodity risk management | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				(16)
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				176
Other | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34
Other | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37			113
Other | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3)			63
Other | Not designated as a hedge | Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				9
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				8
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				1
Other | Not designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34
Other | Not designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	37
Other | Not designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3)
Cash flow hedges | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	710			933
Cash flow hedges | Commodity risk management | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				769
Cash flow hedges | Commodity risk management | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	710
Cash flow hedges | Commodity risk management | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	74			86
Cash flow hedges | Commodity risk management | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	636			683
Cash flow hedges | Other | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				164
Cash flow hedges | Other | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Cash flow hedges | Other | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			105
Cash flow hedges | Other | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			59
Fair value hedges | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			3
Fair value hedges | Commodity risk management | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				0
Fair value hedges | Commodity risk management | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Fair value hedges | Commodity risk management | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			0
Fair value hedges | Commodity risk management | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			0
Fair value hedges | Other | Designated as a hedge
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				3
Fair value hedges | Other | Designated as a hedge | Financial Assets
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Fair value hedges | Other | Designated as a hedge | Current
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0			0
Fair value hedges | Other | Designated as a hedge | Long-term
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	CAD 0			CAD 3
Long-term debt | Discontinued Cash Flow Hedge Position [Member] | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount | $			$ 690
Long-term debt | Discontinued Hedge Positions [Member] | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative hedge, notional amount		CAD 50